SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Notional amount of derivative liabilities	$ 120,500			$ 10,500
Gain (loss) on change in fair value of derivative liabilities	$ 2,341	¥ (14,918)	¥ 0